Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes

Note 23 Income Taxes

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2013	2014	2015
Domestic	$(105,606)	$24,662	$55,996
Foreign	208,326	49,351	3,449

	$102,720	$74,013	$59,445

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2013	2014	2015
Current:
Domestic	$—	$1,055	$98
Foreign	20,898	4,499	1,253

Total current provision	$20,898	$5,554	$1,351

Deferred:
Domestic	(396)	11,384	12,673
Foreign	18,504	2,641	(3,505)

Total deferred provision (benefit)	$18,108	$14,025	$9,168

Provision for income taxes before tax effects of other comprehensive income	$39,006	$19,579	$10,519

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2013	2014	2015
Income tax expense at statutory rate(1)	$25,680	$18,525	$14,873
Foreign tax rate differential(2)	(12,682)	(2,926)	(135)
Dutch tax ruling – innovation box regime	22,616	11,449	1,693
Dutch tax ruling – additional tax benefit	—	(4,325)	(3,276)
Permanent differences(3)	2,075	2,930	(1,252)
Valuation allowance	(187)	(684)	(1,874)
Provision to return	2,788	(3,171)	(264)
R&D Credit	(366)	(332)	(1,170)
Other(4)	(918)	(1,887)	1,924

Income tax provision	$39,006	$19,579	$10,519

(1)	The statutory rate was 25% in 2013, 2014 and 2015.
(2)	The decrease in the foreign tax rate differential is the result of the transfer of the Company’s e-commerce operations from Cyprus to the Netherlands, effective January 1, 2014.
(3)	During 2013 and 2014, the Company recognized $1.2 and $3.1 unfavorable permanent differences due to the non-deductible share based compensation costs. During 2015, the Company recognized $1.3 unfavorable permanent difference due to tax non-deductible acquisition costs, $1.0 and $1.5 favorable permanent differences from prior period acquisition costs recharge income and with respect to non-taxable income from deferred consideration reversal, respectively.
(4)	During 2013, the Company recognized $2.6 prior period unfavorable adjustments and $3.0 favorable adjustment due to the change in income tax rate in Cyprus from 10% to 12.5%. During 2014, the Company recognized $0.6 prior period favorable adjustments and $0.9 favorable adjustments due to the UK deferred revenue tax rate changes. During 2015, the Company recognized $1.2 prior period unfavorable adjustments due to a reduction in 2010 net operating losses as a result of foreign currency translation difference which is offset by a favorable reversal of valuation allowance in the same amount.

Dutch tax ruling

On June 1, 2011, the Company entered into an innovation box regime in the Netherlands, resulting in the recognition of tax benefits (deferred tax assets), which significantly impacted its effective tax rate in 2011. Under the innovation box regime, the income attributable to certain research and development activities is subject to an effective rate of 5%, in lieu of the Dutch statutory corporate income tax rate of 25%. As a consequence, the enacted Dutch tax rate was 22%, 19%, 16%, 13% and 10% for 2011, 2012, 2013, 2014 and 2015, respectively. The current innovation box ruling will end in December 2020.

Simultaneously, the Company entered into an agreement regarding special deductions on acquired intellectual property, which was updated in December 2012 and December 2013. This agreement on special deductions will end on December 31, 2018. On January 1, 2014, the Company entered into similar agreement regarding special deductions on acquired intellectual property which will end on December 31, 2023. The effects of these agreements on per share data is nil, $0.08 and $0.06 for 2013, 2014 and 2015, respectively.

Temporary differences

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Fixed assets and intangible assets	$11,827	$3,562
Deferred revenues	21,314	19,448
Provisions and reserves	7,649	9,210
Net operating loss carry forwards	17,588	9,190
Other	4,724	7,085

Gross deferred tax assets	$63,102	$48,495
Valuation allowance	(10,341)	(7,860)

Total deferred tax asset	$52,761	$40,635
Deferred tax liabilities:
Fixed assets and intangible assets	$(30,715)	$(30,169)
Other	(358)	(1,779)

Total deferred tax liabilities	$(31,073)	$(31,948)

Net deferred tax asset	$21,688	$8,687

Deferred tax asset – current portion	$21,056	$17,643
Deferred tax asset – non-current portion	26,813	20,538
Deferred tax liability – current portion	(568)	(898)
Deferred tax liability – non-current portion	(25,613)	(28,596)

Net deferred tax asset	$21,688	$8,687

The Company maintains a valuation allowance on net operating losses and other deferred tax assets in jurisdictions for which it does not believe it is more-likely-than-not to realize those deferred tax assets based upon all available positive and negative evidence, including historical operating performance, carryback periods, reversal of taxable temporary differences, tax planning strategies and earnings expectations.

The movement of the valuation allowance on net operating losses and other deferred tax assets is as follows:

	Year Ended December 31,
	2013	2014	2015
Balance at beginning of period	$11,359	$11,124	$10,341
Additions through acquisitions	—	1,323	6
Charged to expenses	1,305	83	272
Credited to expenses	(1,540)	(2,189)	(2,152)
Charged to other accounts	—	—	(607)

Balance at end of period	$11,124	$10,341	$7,860

As of December 31, 2014 and December 31, 2015, the Company had net operating loss carry forwards of approximately $81,787 and $34,630, respectively, which will be available to offset future taxable income. If not used, approximately $19,491 of these carry forwards will expire between 2018 and 2023. The remaining portion of the carry forwards arose in jurisdictions where losses do not expire. In addition, as of December 31, 2014, and December 31, 2015, the Company had Research & Development tax credit carry forwards totaling $4,378 and $6,874, respectively, of which, if unused, $3,714 will expire in years 2023 through 2035, and $3,160 do not expire. Certain tax attributes in the United States are subject to an annual limitation of $11,834 as a result of the acquisition of Wavemarket, Inc. by the Company, which constitutes a change of ownership as defined under Internal Revenue Code Section 382. The Company does not expect the annual limitation to result in the expiration of any unused tax attributes.

The Company intends to remit all earnings in its foreign subsidiaries and has established deferred tax liability of approximately $839 for unremitted earnings.

As of December 31, 2013 the Company had no unrecognized tax benefits. As of December 31, 2014 the Company had unrecognized tax benefits with respect to R&D credits on its subsidiary’s U.S. federal and state tax returns. As of December 31, 2015, the Company had unrecognized tax benefits primarily with respect to R&D credits and California NOLs on its subsidiary’s U.S. federal and state tax returns, unrecognized tax benefits in relation to 2015 profits of newly acquired subsidiary in Malta and unrecognized tax benefits for share based compensation in Israel.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expense. The Company had no amounts accrued for interest and penalties during the years presented.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2013	2014	2015
Balance at January 1,	$—	$—	$1,454
Additions through acquisitions	—	1,454	—
Additions based on tax positions related to the current year	—	—	566
Additions for tax positions of prior years	—	—	827
Reductions due to settlements with taxing authorities	—	—	(9)

Balance at December 31,	$—	$1,454	$2,838

At December 31, 2015, there was $1.9 million of unrecognized tax benefits that, if recognized, would affect the annual effective tax rate.

The Company files numerous consolidated and separate company income tax returns in its domestic and foreign jurisdictions. The Company does not expect the amount of unrecognized tax benefits to materially change within the next twelve months. The table below summarizes the open tax years and tax examinations in major jurisdictions as of December 31, 2015:

Jurisdiction	Open Years	Ongoing Examinations
Australia	2013 – 2015	N/A
Brazil	2014 – 2015	N/A
Canada	2013 – 2015	N/A
China	2010 – 2015	In liquidation-review
Cyprus	2011 – 2015	In liquidation-review
Czech Republic	2012 – 2015	N/A
Denmark	2011 – 2015	N/A
France	2011 – 2015	N/A
Germany	2010 – 2015	2010 – 2012 Corporate tax
Israel	2011 – 2015	N/A
Malta	2014 – 2015	N/A
Netherlands	2009 – 2015	2011 – 2012 Corporate Tax/2013 VAT
Norway	2013 – 2015	N/A
Serbia	2012 – 2015	N/A
Spain	2012 – 2015	N/A
Sweden	2008 – 2015	N/A
Switzerland	2010 – 2015	N/A
United Kingdom	2012 – 2015	2013 Corporate tax
Ukraine	2014 – 2015	N/A
United States	2012 – 2015	N/A